Recent Accounting Pronouncements	12 Months Ended
Oct. 02, 2011
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]

Note 3 - Recent Accounting Pronouncements

In June 2009, FASB issued ASC 105-10 which establishes the FASB Accounting Standards Codification TM (Codification) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. FASB ASC 105-10 is effective for financial statements issued for fiscal years and interim periods ending after September 15, 2009. As such, Optex Systems Holdings adopted these provisions at the beginning of the interim period ending October 2, 2011.  Adoption of FASB ASC 105-10 did not have a material effect on Optex Systems Holding’s financial statements.